Note 9 - Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating leases, one year	$ 120,370
Operating leases, two years	103,109
Operating leases, three years	87,926
Operating leases, four years	71,349
Operating leases, five years	54,921
Operating leases, thereafter	174,155
Operating leases	611,830
Present value of operating lease liabilities	518,894	$ 476,871
Difference between undiscounted cash flows and discounted cash flows	92,936
Finance leases, one year	5,937
Finance leases, two years	4,996
Finance leases, three years	3,627
Finance leases, four years	1,767
Finance leases, five years	661
Finance leases, thereafter	81
Finance leases	17,069
Present value of finance lease liabilities	15,198	$ 12,232
Difference between undiscounted cash flows and discounted cash flows	$ 1,871